Share-Based Compensation - Summary of The Restricted Share Units Activity (Detail) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares	$ 9.0242
Forfeited | $ / shares	7.1600
Vested | $ / shares	19.5900
Outstanding, December 31, 2018 | $ / shares	9.0331
Expected to vest at December 31, 2018 | $ / shares	$ 8.9944
Granted | shares	4,193,685
Forfeited | shares	(76,500)
Vested | shares	(10,000)
Outstanding, December 31, 2018 | shares	4,107,185
Expected to vest at December 31, 2018 | shares	3,795,535